EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Total Equity	$ 134,012	$ 134,741	$ 125,937
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,526	10,538	7,385
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity	351	320	302
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity	18,752	17,705	16,168
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity	5,937	6,243	3,595
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity	6,086	7,404
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 41,652	$ 42,210	$ 33,369